Annual Operating Expenses - FidelityShort-TermBondFund-RetailPRO - FidelityShort-TermBondFund-RetailPRO - Fidelity Short-Term Bond Fund - Fidelity Short-Term Bond Fund	Oct. 30, 2023
Operating Expenses:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[1]
Total annual operating expenses	0.30%

[1]	AAdjusted to reflect current fees.